Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net loss	$ 6,445,111	$ (5,114,854)	$ (3,753,268)	$ (6,610,119)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services		5,561,354	5,561,500	7,272,000
Depreciation expense	49,430			193,497
Changes in operating assets and liabilities:
Other current assets				1,136
Accounts receivable	(8,777,374)	(770,469)	(3,019,965)	(819,862)
Deferred revenue		(150,000)	(150,000)	150,000
Deferred financing costs	(18,900)
Accounts payable and accrued expenses	2,090,485	223,531	215,934	374,921
Accounts payable - related party		(35,307)	(68,209)	(137,771)
Accrued interest	26,546	22,354	13,250
Adjustment in common stock due to reverse split		145
Accounts payable settled with common stock			156,000
OID	(80,788)	(60,000)	(60,001)
Net Cash used in operating activities	(265,490)	(323,246)	(1,104,759)	423,802
Cash flow from investing activities:
Fixed asset, net	(10,202)		(6,498)
Net Cash Provided by Investing Activities	(10,202)		(6,498)
Net Cash provided by financing activities:
Common stock issued for cash				10,201
Notes payable	548,618	700,000	400,000
Note settlement			315,104
Net Cash Provided by financing activities	548,618	700,000	715,104	10,201
Net change in Cash and cash equivalents for the year	272,926	376,754	(396,153)	434,003
Cash and cash equivalents at the beginning of the year	76,356	472,509	472,509	38,506
Cash and cash equivalents at the end of the year	$ 349,282	$ 849,263	76,356	472,509
Non-cash investing and financing activities:
Common stock issued for note settlement			315,104
Common stock issued for payable			$ 156,000